Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Real estate assets
Land, buildings and improvements, and intangible lease assets	$ 1,293,913	$ 1,280,715
Mortgage loans	368,650	368,650
Net investment in direct financing leases	315,639	314,412
Gross investment in real estate assets	1,978,202	1,963,777
Accumulated depreciation and amortization	(135,380)	(126,734)
Net investment in real estate assets	1,842,822	1,837,043
Cash and cash equivalents	75,675	37,311
Interest and rent receivable	49,838	45,289
Straight-line rent receivable	38,561	35,860
Other loans	157,953	159,243
Other assets	62,347	64,140
Total Assets	2,227,196	2,178,886
Liabilities
Debt, net	900,133	1,025,160
Accounts payable and accrued expenses	65,621	65,961
Deferred revenue	19,384	20,609
Lease deposits and other obligations to tenants	20,487	17,342
Total liabilities	1,005,625	1,129,072
Equity/Capital
Preferred stock, $0.001 par value. Authorized 10,000 shares; no shares outstanding
Common stock, $0.001 par value. Authorized 250,000 shares; issued and outstanding - 149,141 shares at March 31, 2013, and 136,335 shares at December 31, 2012	149	136
Additional paid in capital	1,470,737	1,295,916
Distributions in excess of net income	(237,398)	(233,494)
Accumulated other comprehensive loss	(11,655)	(12,482)
Treasury shares, at cost	(262)	(262)
Total Equity	1,221,571	1,049,814
Total Liabilities and Capital	2,227,196	2,178,886
MPT Operating Partnership, L.P.
Real estate assets
Land, buildings and improvements, and intangible lease assets	1,293,913	1,280,715
Mortgage loans	368,650	368,650
Net investment in direct financing leases	315,639	314,412
Gross investment in real estate assets	1,978,202	1,963,777
Accumulated depreciation and amortization	(135,380)	(126,734)
Net investment in real estate assets	1,842,822	1,837,043
Cash and cash equivalents	75,675	37,311
Interest and rent receivable	49,838	45,289
Straight-line rent receivable	38,561	35,860
Other loans	157,953	159,243
Other assets	62,347	64,140
Total Assets	2,227,196	2,178,886
Liabilities
Debt, net	900,134	1,025,160
Accounts payable and accrued expenses	35,350	38,177
Deferred revenue	19,384	20,609
Lease deposits and other obligations to tenants	20,487	17,342
Payable due to Medical Properties Trust, Inc.	29,881	27,394
Total liabilities	1,005,236	1,128,682
Equity/Capital
General Partner - issued and outstanding - 1,486 units at March 31, 2013 and 1,357 units at December 31, 2012	12,340	10,630
Accumulated other comprehensive loss	(11,655)	(12,482)
Total capital	1,221,960	1,050,204
Total Liabilities and Capital	2,227,196	2,178,886
MPT Operating Partnership, L.P. | Common Units
Equity/Capital
Limited Partners Capital	$ 1,221,275	$ 1,052,056